Concentrations of Risk (Tables)	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of Concentrations of Risk

From January 1, 2017 to February 28, 2017, there was one customer who accounted for 10% or more of the income are presented as follows:

	As of February 28, 2017
	Revenue	Percentage of Revenue
Customer A	$10,431	81.2%
	10,431	81.2%

From January 1, 2017 to February 28, 2017, there was three vendors who accounted for 10% or more of the income are presented as follows:

	As of February 28, 2017
	Cost	Percentage of cost
Vendor A	$2,729	47%
Vendor B	816	14%
Vendor C	1,083	19%
	$4,628	80%

From January 1, 2017 to March 31, 2017, there was one customer who accounted for 10% or more of the income are presented as follows:

	As of March 31, 2017
	Revenue	Percentage of Revenue
Customer A	$10,431	79%
	10,431	79%

From January 1, 2017 to March 31, 2017, there was three vendors who accounted for 10% or more of the income are presented as follows:

	As of March 31, 2017
	Cost	Percentage of cost
Vendor A	$3,669	43%
Vendor B	1,953	23%
Vendor C	1,774	21%
	$7,396	87%

From June 9, 2016 to December 31, 2016, there was one customer who accounted for 10% or more of the income are presented as follows:

	As of December 31, 2016
	Revenue	Percentage of Revenue
Customer A	$7,487	26.5%
	$7,487	26.5%

From June 9, 2016 to December 31, 2016, there was three vendors who accounted for 10% or more of the income are presented as follows:

	As of December 31, 2016
	Cost	Percentage of cost
Vendor A	$10,226	61%
Vendor B	4,197	25%
Vendor C	2,044	12%
	$16,467	98%